Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Subsequent events

Events subsequent to original issuance of financial statements (Unaudited)

In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through September 1, 2020, the date the financial statements were available to be reissued.

Series B preference shareholders expense reimbursement agreement

On March 27, 2020, the Company entered into an expense reimbursement agreement (the “Agreement”) with each of the holders of the Series B preference shares. Pursuant to the Agreement, the Company agreed to reimburse each of the holders of the Series B preference shares for all reasonable and documented out-of-pocket expenses incurred by them in connection with pursuing a potential negotiated transaction (a “Potential Transaction”) involving the Company or one or more of its subsidiaries on or after January 8, 2020 up to $250,000 for each holder of Series B preference shares together with its affiliates and $1,000,000 in the aggregate with any reimbursement above such amounts requiring the written consent of the Company (but excluding any expenses incurred in connection with the evaluation or enforcement of any rights or obligations of the holders of the Series B preference shares or the Company relating to the preference shares in the Company held by such Series B preference shareholders). In addition, the Company agreed to reimburse the holders of the Series B preference shares for any and all reasonable and documented out-of-pocket attorneys’ fees or other fees payable to third party advisors up to $500,000 in the aggregate to the extent arising out of any litigation, dispute, arbitration or other proceeding commencing after the date of the Agreement that is not brought or commenced by a holder of the Series B preference shares and involves the Company, such Series B preference shareholder's investment in the Company or a Potential Transaction. As of the end of the second quarter 2020, no payments have been requested or made under the Agreement.
Merger Agreement with Third Point Reinsurance, Ltd.
On August 6, 2020, the Company announced that it had entered into an Agreement and Plan of Merger (the “2020 Merger Agreement”), by and among the Company, Third Point Reinsurance Ltd., a Bermuda exempted company (“TPRE”), and Yoga Merger Sub Limited, a Bermuda exempted company and a wholly owned subsidiary of TPRE (“Merger Sub”). The 2020 Merger Agreement provides, among other things, that, upon the terms and subject to the conditions set forth in the 2020 Merger Agreement and a Statutory Merger Agreement to be executed by the Company, TPRE and Merger Sub (the “Statutory Merger Agreement”), Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of TPRE (the “Merger”). The 2020 Merger Agreement, the Statutory Merger Agreement, and the consummation of the transactions contemplated by the 2020 Merger Agreement and the Statutory Merger Agreement, including the Merger (the “Transactions”), have been unanimously approved by the board of directors of each of the Company and TPRE. The consummation of the Merger is expected to occur during the first quarter of 2021, subject to the satisfaction or waiver of applicable closing conditions.
Under the terms of the 2020 Merger Agreement, as of the effective time of the Merger (the “Effective Time”), each issued and outstanding common share, par value $0.01 per share, of the Company (“Company Shares”) will be converted into the right to receive, at the election of the holder thereof, (i) $9.50 in cash (the “Cash Election”), or (ii) (A) 0.743 of a common share, par value $0.10 per share, of TPRE (“TPRE Shares”) and (B) one contractual contingent value right (each, a “CVR”), which will represent the right to receive a contingent cash payment, and which, taken together with the fraction of the TPRE Share received, guarantee that on the second anniversary of the closing date of the Merger, the electing shareholder will have received equity and cash with a value of at least $13.73 per share (the “Share & CVR Election”), or (iii) (A) $0.905 in cash, (B) a number of TPRE Shares equal to the Mixed Election Common Shares Exchange Ratio (as such term is defined in the 2020 Merger Agreement), (C) a number of newly issued Series A preference shares of TPRE (“TPRE Preference Shares”) equal to the Mixed Election Preference Shares Exchange Ratio (as such term is defined in the 2020 Merger Agreement), (D) 0.190 of a warrant issued by TPRE (each, a “Warrant”) and (E) $0.905 aggregate principal amount of a right (each, an “Upside Right”) issued by TPRE (the “Mixed Election”). Elections must be made no later than ten (10) Business Days (as defined in the 2020 Merger Agreement) prior to the closing of the Transactions. Pursuant to the Company Voting and Support Agreement (as defined below), CM Bermuda, whose parent company is CMIG International, has agreed to make the Mixed Election. Holders of Company Shares who do not make an election will be deemed to have made the Share & CVR Election. No fractional TPRE Shares or TPRE Preference Shares will be issued in the Merger, and holders of Company Shares will receive cash in lieu of any fractional TPRE Shares or TPRE Preference Shares. Dissenting Company shareholders will be entitled to exercise appraisal rights under Bermuda law.
The consummation of the Merger is subject to the satisfaction or waiver of certain conditions, including, among others, (i) the affirmative vote in favor of the approval of the 2020 Merger Agreement, the Merger and the Statutory Merger Agreement by the holders of a majority of the voting power of the Company Shares and the Company’s Series B preference shares, voting together as a single class, that are present (in person or by proxy) at the Company shareholder meeting called for such purpose, (ii) the affirmative vote in favor of the approval of the issuance of TPRE Shares in the Merger as contemplated by the 2020 Merger Agreement (the “TPRE Share Issuance”) by the holders of at least a majority of the voting power of TPRE Shares that are present (in person or by proxy) at the TPRE shareholder meeting called for such purpose, (iii) the expiration or termination of any applicable waiting period (together with any extensions thereof) under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “HSR Act”) and any other applicable antitrust laws, (iv) the receipt of certain approvals under applicable insurance laws, (v) the absence of any effective order issued by any governmental authority or court of competent jurisdiction or other legal restraint prohibiting or preventing the consummation of the Merger, (vi) in the case of each party’s obligation to effect the Merger, the absence of a material adverse effect with respect to the other party and its subsidiaries, taken as a whole, since the date of the 2020 Merger Agreement, (vii) in the case of each party’s obligation to effect the Merger, subject to certain materiality exceptions, the accuracy of the representations and warranties made by the other party, and compliance by the other party in all material respects with such party’s respective obligations under the 2020 Merger Agreement and (viii) other customary closing conditions.
The 2020 Merger Agreement did not impact the Company's consolidated financial statements as of and for the year ended December 31, 2019.
Transaction Matters Agreement

On August 6, 2020, CM Bermuda, the Company, TPRE and CMIG International entered into a Transaction Matters Letter Agreement (the “Transaction Matters Agreement”), pursuant to which, among other things and subject to the terms and conditions thereof, the Company has agreed to pay for and reimburse CMIG International and CM Bermuda for certain legal expenses incurred by CMIG International and CM Bermuda in connection with the Transactions and the related sales process or other discussions between CMIG International, CM Bermuda and the Company occurring on or after March 6, 2020, and TPRE has agreed to assume such remaining payment obligations of the Company following the closing of the Merger. TPRE has also agreed to pay for the fees and expenses payable by CMIG International and CM Bermuda to its financial advisor, Goldman Sachs (Asia) L.L.C., relating to the Transactions. Under the terms of the Transaction Matters Agreement, the Company is not permitted to terminate or threaten to terminate the 2020 Merger Agreement following a change by the TPRE board of directors of its recommendation to TPRE’s shareholders in favor of the TPRE Share Issuance without the prior written consent of CM Bermuda and CMIG International. On August 10, 2020, the Company paid $1.9 million for certain legal expenses incurred by CM Bermuda and CMIG International in connection with the Transaction Matters Letter Agreement.